Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Disclosure of inventory

As at	December 31, 2022	December 31, 2021
Manufactured products	$428	$446
Logs and other raw materials	376	412
Materials and supplies	228	203
	$1,032	$1,061